NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
NET LOSS PER SHARE [Text Block]
NOTE 22 -	NET LOSS PER SHARE

The net loss from continued operations and the weighted average number of common shares used in computing basic and diluted net loss per share from continued operations during the years ended December 31, 2024, 2023 and 2022, are as follows:

	Year ended December 31,
	2024	2023 (*)	2022 (*)

Numerator:
Net basic loss from continued operations attributable to shareholders of the Company	$(10,585)	(9,498)	$(22,511)
Change in fair value of derivative warrant liability (see Note 16 below)	-	-	(6,014)
Net diluted loss	$(10,585)	$(9,498)	$(28,525)

Denominator:
Common shares used in computing basic net loss per share from continued operations	2,349,221	2,136,549	1,196,803
Common shares to be issued upon exercise of derivative warrant liability	-	-	50,724
Common shares used in computing diluted net loss per share from continued operations	2,349,221	2,136,549	1,247,527

Basic net loss per common share from continued operations	$(4.51)	$(4.45)	$(18.81)
Diluted net loss per common share from continued operations	$(4.51)	$(4.45)	$(22.86)

(*)	Include the effect of Reverse Share Split (see also Note 18A above).